(8) TAXES RECOVERABLE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current [Member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Total current	R$ 419,126	R$ 411,256
Current [Member] | Prepayments Of Social Contribution CSLL [Member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Total current	5,088	12,373
Current [Member] | Prepayments Of Income Tax IRPJ [Member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Total current	12,522	36,972
Current [Member] | Income Tax And Social Contribution To Be Offset [Member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Total current	70,088	74,395
Current [Member] | Income Tax And Social Contribution Recoverable [Member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Total current	87,698	123,739
Current [Member] | Withholding Income Tax IRRF On Interest On Capital [Member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Total current	40,432	8,163
Current [Member] | Withholding Income Tax IRRF [Member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Total current	80,499	92,210
Current [Member] | State VAT ICMS To Be Offset [Member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Total current	144,415	125,669
Current [Member] | Social Integration Program PIS [Member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Total current	10,958	9,970
Current [Member] | Contribution For Social Security Funding COFINS [Member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Total current	51,084	46,741
Current [Member] | Others [Member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Total current	4,039	4,764
Current [Member] | Other Taxes Recoverable [Member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Total current	331,428	287,517
Non Current [Member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Total noncurrent	472,123	253,691
Non Current [Member] | Income Tax And Social Contribution Recoverable [Member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Total noncurrent	101,528	67,966
Non Current [Member] | State VAT ICMS To Be Offset [Member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Total noncurrent	191,523	174,596
Non Current [Member] | Social Integration Program PIS [Member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Total noncurrent	30,987	1,060
Non Current [Member] | Contribution For Social Security Funding COFINS [Member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Total noncurrent	142,779	4,885
Non Current [Member] | Others [Member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Total noncurrent	5,306	5,185
Non Current [Member] | Other Taxes Recoverable [Member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Total noncurrent	370,595	185,725
Non Current [Member] | Social Contribution To Be Offset CSLL [Member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Total noncurrent	65,589	62,458
Non Current [Member] | Income Tax To Be Offset IRPJ [Member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Total noncurrent	R$ 35,939	R$ 5,508